Stock-Based Compensation (Details) (USD $)	12 Months Ended				3 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Restricted Stock [Member]	Sep. 30, 2012 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Mar. 31, 2012 Restricted Stock [Member]	Dec. 31, 2012 Employee Stock Purchase Plan [Member]
Restricted stock awards [Roll Forward]
Balance (in shares)	3,952,000	4,222,000	3,540,000	3,915,000
Granted (in shares)	1,592,000	2,091,000	1,341,000		93,000	128,000	85,000	1,286,000
Vested (in shares)	(1,435,000)	(1,207,000)	(1,423,000)
Cancelled or forfeited (in shares)	(427,000)	(202,000)	(293,000)
Weighted-average grant-date fair value of restricted shares and restricted stock units granted (in dollars per share)	$ 19.20	$ 16.20	$ 16.92
Weighted-average grant-date fair value of restricted shares and restricted stock units vested (in dollars per share)	$ 14.28	$ 16.43	$ 16.90
Weighted-average grant-date fair value of restricted shares and restricted stock units cancelled/forfeited (in dollars per share)	$ 15.62	$ 15.34	$ 15.93
Weighted-average grant-date fair value of restricted shares and restricted stock units unvested (in dollars per share)	$ 16.67	$ 14.93	$ 14.76	$ 14.62
Unrecognized compensation cost related to nonvested share-based compensation arrangements granted	$ 44,200,000
Period over which cost is expected to be recognized (in years)	2 years 5 months
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Shares Granted (in shares)	1,592,000	2,091,000	1,341,000		93,000	128,000	85,000	1,286,000
Value Per Share minimum (in dollars per share)					$ 23.31	$ 16.66	$ 18.72	$ 17.39
Value Per Share maximum (in dollars per share)					$ 23.99	$ 17.74	$ 19.55	$ 19.07
Total value of restricted shares granted					$ 2,231,000	$ 2,135,000	$ 1,666,000	$ 24,524,000
Percentage of estimated forfeitures, minimum	0.00%
Percentage of estimated forfeitures, maximum	10.00%
Percentage payroll deduction that each employee may deduct									15.00%
Percentage of closing market price paid for purchase of whole shares									90.00%
Initial number of shares reserved (in shares)									1,000,000
Annual increase in number of shares available for issuance (in shares)									200,000